Revenues, Geographic location (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of revenue [Abstract]
Sales and other operating revenues	$ 50,451	$ 46,173	$ 27,753
U.S. [Member]
Disaggregation of revenue [Abstract]
Sales and other operating revenues	24,789	22,526	12,113
Germany [Member]
Disaggregation of revenue [Abstract]
Sales and other operating revenues	3,555	3,395	2,113
China [Member]
Disaggregation of revenue [Abstract]
Sales and other operating revenues	2,533	2,322	1,474
Mexico [Member]
Disaggregation of revenue [Abstract]
Sales and other operating revenues	2,042	1,572	1,197
Japan [Member]
Disaggregation of revenue [Abstract]
Sales and other operating revenues	1,954	1,417	876
Italy [Member]
Disaggregation of revenue [Abstract]
Sales and other operating revenues	1,737	1,828	1,175
France [Member]
Disaggregation of revenue [Abstract]
Sales and other operating revenues	1,366	1,431	875
Poland [Member]
Disaggregation of revenue [Abstract]
Sales and other operating revenues	1,271	1,169	926
Netherlands [Member]
Disaggregation of revenue [Abstract]
Sales and other operating revenues	1,178	1,390	785
Other [Member]
Disaggregation of revenue [Abstract]
Sales and other operating revenues	$ 10,026	$ 9,123	$ 6,219